Cover	Feb. 12, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 12, 2025
Entity Registrant Name	SONDER HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39907
Entity Tax Identification Number	85-2097088
Entity Address, Address Line Three	#542
Entity Address, Address Line Two	Suite 405
Entity Address, Address Line One	447 Sutter St.
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	(617)
Local Phone Number	300-0956
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001819395
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SOND
Security Exchange Name	NASDAQ
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each 20 warrants exercisable for one share of Common Stock at an exercise price of $230.00 per share
Trading Symbol	SONDW
Security Exchange Name	NASDAQ